Fair values of financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Fair values of financial assets and financial liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy.

	2025				2024
$m	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Consolidated
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	17,431	38,408	2	55,841	15,522	33,700	6	49,228
Derivative financial instruments	16	18,442	6	18,464	13	24,089	7	24,109
Investment securities	77,044	39,049	475	116,568	14,117	88,155	447	102,719
Loans	-	51	15	66	-	210	15	225
Total financial assets measured at fair value on a recurring basis	94,491	95,950	498	190,939	29,652	146,154	475	176,281
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[a]	-	47,514	-	47,514	-	46,878	-	46,878
Other financial liabilities[b]	3,740	14,143	-	17,883	891	18,428	-	19,319
Derivative financial instruments	7	20,619	4	20,630	14	30,955	5	30,974
Debt issues[c]	-	4,478	-	4,478	-	5,385	-	5,385
Total financial liabilities measured at fair value on a recurring basis	3,747	86,754	4	90,505	905	101,646	5	102,556

Parent Entity
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	17,196	36,428	2	53,626	15,091	31,918	5	47,014
Derivative financial instruments	16	17,512	6	17,534	13	23,883	6	23,902
Investment securities	73,589	35,291	220	109,100	11,166	84,182	206	95,554
Loans	-	51	-	51	-	210	1	211
Due from subsidiaries	-	806	-	806	-	1,044	-	1,044
Total financial assets measured at fair value on a recurring basis	90,801	90,088	228	181,117	26,270	141,237	218	167,725
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[a]	-	45,920	-	45,920	-	45,167	-	45,167
Other financial liabilities[b]	3,740	13,659	-	17,399	891	18,428	-	19,319
Derivative financial instruments	7	20,481	4	20,492	14	30,776	5	30,795
Debt issues[c]	-	2,064	-	2,064	-	1,961	-	1,961
Due to subsidiaries	-	1,190	-	1,190	-	344	-	344
Total financial liabilities measured at fair value on a recurring basis	3,747	83,314	4	87,065	905	96,676	5	97,586

a.	The contractual outstanding amount payable at maturity was $47,838 million (2024: $47,328 million) for the Group and $46,239 million (2024: $45,603 million) for the Parent Entity.
b.	The contractual outstanding amount payable at maturity for the Group is $20,032 million (2024: $19,320 million) and $19,548 million for the Parent Entity (2024: $19,320 million).
c.

The contractual outstanding payable at maturity was $4,877 million (2024: $5,678 million) for the Group and $2,446 million (2024: $2,226 million) for the Parent Entity. The cumulative change in the fair value of debt issues attributable to changes in Westpac’s own credit risk was $37 million decrease (2024: $58 million decrease) for the Group and Parent Entity.

Summary of changes in financial instruments measured at fair value on a recurring basis derived from non-market observable valuation techniques (Level 3)

The following tables summarise the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3).

	Trading
	securities and
	financial assets
	measured	Investment	Derivative and	Total Level	Derivative	Total Level
$m	at FVIS	securities	other assets	3 assets	liabilities	3 liabilities
Consolidated
Balance as at 30 September 2023	27	441	41	509	15	15
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(1)	-	(28)	(29)	2	2
OCI	-	(11)	-	(11)	-	-
Acquisitions and issues	9	21	231	261	308	308
Disposals and settlements	(11)	(5)	(220)	(236)	(311)	(311)
Transfer into or out of non-market observables	(18)	-	(2)	(20)	(9)	(9)
Foreign currency translation impacts	-	1	-	1	-	-
Balance as at 30 September 2024	6	447	22	475	5	5
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	1	1	7	7
OCI	-	25	-	25	-	-
Acquisitions and issues	8	1	4	13	14	14
Disposals and settlements	(12)	(1)	(4)	(17)	(3)	(3)
Transfer into or out of non-market observables	-	-	(1)	(1)	(19)	(19)
Foreign currency translation impacts	-	3	(1)	2	-	-
Balance as at 30 September 2025	2	475	21	498	4	4
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2024	-	-	5	5	1	1
30 September 2025	-	-	1	1	(2)	(2)

Note 22.Fair values of financial assets and financial liabilities (Continued)

	Trading
	securities and
	financial assets
	measured	Investment	Derivative and	Total Level	Derivative	Total Level
$m	at FVIS	securities	other assets	3 assets	liabilities	3 liabilities
Parent Entity
Balance as at 30 September 2023	26	202	29	257	15	15
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(1)	-	(28)	(29)	2	2
OCI	-	(13)	-	(13)	-	-
Acquisitions and issues	9	16	228	253	308	308
Disposals and settlements	(11)	-	(220)	(231)	(311)	(311)
Transfer into or out of non-market observables	(18)	-	(2)	(20)	(9)	(9)
Foreign currency translation impacts	-	1	-	1	-	-
Balance as at 30 September 2024	5	206	7	218	5	5
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	1	1	7	7
OCI	-	10	-	10	-	-
Acquisitions and issues	8	1	2	11	14	14
Disposals and settlements	(11)	-	(3)	(14)	(3)	(3)
Transfer into or out of non-market observables	-	-	(1)	(1)	(19)	(19)
Foreign currency translation impacts	-	3	-	3	-	-
Balance as at 30 September 2025	2	220	6	228	4	4
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2024	-	-	5	5	1	1
30 September 2025	-	-	1	1	(2)	(2)

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

The following tables summarise the estimated fair value and fair value hierarchy of financial instruments not measured at fair value.

		Estimated fair value
Consolidated	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2025
Financial assets not measured at fair value
Cash and balances with central banks	50,430	50,430	-	-	50,430
Collateral paid	4,590	4,590	-	-	4,590
Investment securities	973	-	482	491	973
Loans	851,787	-	-	852,108	852,108
Other financial assets	10,766	-	10,766	-	10,766
Total financial assets not measured at fair value	918,546	55,020	11,248	852,599	918,867
Financial liabilities not measured at fair value
Collateral received	3,187	3,187	-	-	3,187
Deposits and other borrowings	722,943	-	720,311	3,360	723,671
Other financial liabilities	23,605	-	23,605	-	23,605
Debt issues[a]	166,926	-	165,969	1,762	167,731
Loan capital[a]	39,970	-	41,731	-	41,731
Total financial liabilities not measured at fair value	956,631	3,187	951,616	5,122	959,925

2024
Financial assets not measured at fair value
Cash and balances with central banks	65,667	65,667	-	-	65,667
Collateral paid	6,269	6,269	-	-	6,269
Investment securities	1,166	-	452	714	1,166
Loans	806,542	-	-	805,776	805,776
Other financial assets	5,456	-	5,456	-	5,456
Total financial assets not measured at fair value	885,100	71,936	5,908	806,490	884,334
Financial liabilities not measured at fair value
Collateral received	3,078	3,078	-	-	3,078
Deposits and other borrowings	673,611	-	670,515	3,869	674,384
Other financial liabilities	18,758	-	18,758	-	18,758
Debt issues[a]	163,899	-	162,750	1,755	164,505
Loan capital[a]	37,883	-	39,390	-	39,390
Total financial liabilities not measured at fair value	897,229	3,078	891,413	5,624	900,115

a.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.

Note 22.Fair values of financial assets and financial liabilities (Continued)

		Estimated fair value
Parent Entity	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2025
Financial assets not measured at fair value
Cash and balances with central banks	44,782	44,782	-	-	44,782
Collateral paid	4,562	4,562	-	-	4,562
Loans	755,061	-	-	755,074	755,074
Due from subsidiaries[a]	47,242	-	6,528	40,714	47,242
Other financial assets	10,126	-	10,126	-	10,126
Total financial assets not measured at fair value	861,773	49,344	16,654	795,788	861,786
Financial liabilities not measured at fair value
Collateral received	2,364	2,364	-	-	2,364
Deposits and other borrowings	650,740	-	649,873	1,522	651,395
Other financial liabilities	21,536	-	21,536	-	21,536
Debt issues[b]	140,558	-	141,181	-	141,181
Due to subsidiaries	51,376	-	2,541	48,835	51,376
Loan capital[b]	38,891	-	40,623	-	40,623
Total financial liabilities not measured at fair value	905,465	2,364	855,754	50,357	908,475

2024
Financial assets not measured at fair value
Cash and balances with central banks	58,400	58,400	-	-	58,400
Collateral paid	6,199	6,199	-	-	6,199
Investment securities	69	-	-	69	69
Loans	709,832	-	-	709,048	709,048
Due from subsidiaries[a]	50,517	-	4,683	45,834	50,517
Other financial assets	4,951	-	4,951	-	4,951
Total financial assets not measured at fair value	829,968	64,599	9,634	754,951	829,184
Financial liabilities not measured at fair value
Collateral received	2,935	2,935	-	-	2,935
Deposits and other borrowings	599,314	-	598,587	1,405	599,992
Other financial liabilities	14,598	-	14,598	-	14,598
Debt issues[b]	141,921	-	142,427	-	142,427
Due to subsidiaries	55,378	-	3,505	51,873	55,378
Loan capital[b]	36,770	-	38,240	-	38,240
Total financial liabilities not measured at fair value	850,916	2,935	797,357	53,278	853,570

a.	Due from subsidiaries excluded $782 million (2024: $778 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries.
b.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.